Financial Instruments	6 Months Ended
Aug. 31, 2011
Financial Instruments
5.           Financial Instruments

The Company's financial instruments consist of cash, accounts payable and accrued liabilities, and shareholder loan, unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying value, unless otherwise noted.

Currency risk is the risk to the Company's earnings that arises from fluctuations of foreign exchange rates and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk.

At August 31, 2011 the Company had the following financial assets and liabilities in Canadian dollars:

	USD equivalent	CDN Dollars
Cash on deposit	$430	$421

Shareholder loan	$68,521	$67,109

Accounts payable and accrued liabilities	$28,793	$28,200

At August 31, 2011 US dollar amounts were converted at a rate of $0.9794 Canadian dollars to $1.00 US dollar.